Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of April 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (87.6%)
U.S. Government Securities (0.6%)
1	United States Treasury Inflation Indexed
	Bonds	0.750%	7/15/28	126,357	129,867
Conventional Mortgage-Backed Securities (79.9%)
2,3	Fannie Mae Pool	2.500%	10/1/26–8/1/46	17,945	17,472
2,3	Fannie Mae Pool	2.640%	12/1/31	15,309	14,505
2,3	Fannie Mae Pool	2.690%	10/1/27	33,670	33,034
2,3	Fannie Mae Pool	2.710%	9/1/31	7,110	6,794
2,3	Fannie Mae Pool	2.720%	9/1/31	1,430	1,367
2,3	Fannie Mae Pool	2.775%	11/1/27	3,420	3,354
2,3	Fannie Mae Pool	2.870%	1/1/28	44,966	44,582
2,3	Fannie Mae Pool	2.920%	2/1/28	7,502	7,462
2,3	Fannie Mae Pool	2.940%	12/1/27–12/1/29	70,036	69,491
2,3	Fannie Mae Pool	2.950%	6/1/31	1,925	1,873
2,3	Fannie Mae Pool	2.960%	1/1/28–6/1/31	62,978	61,558
2,3	Fannie Mae Pool	2.970%	12/1/27	6,559	6,550
2,3	Fannie Mae Pool	3.000%	4/1/25–1/1/31	—	—
2,3	Fannie Mae Pool	3.050%	7/1/31	2,000	1,968
2,3	Fannie Mae Pool	3.100%	2/1/33	26,800	26,036
2,3	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,984	23,101
2,3	Fannie Mae Pool	3.160%	12/1/31–2/1/33	32,858	32,623
2,3	Fannie Mae Pool	3.190%	9/1/29	3,725	3,685
2,3	Fannie Mae Pool	3.210%	3/1/29–1/1/33	26,325	25,863
2,3	Fannie Mae Pool	3.220%	1/1/33	21,196	21,329
2,3	Fannie Mae Pool	3.240%	3/1/28	6,262	6,372
2,3	Fannie Mae Pool	3.250%	5/1/32	16,500	16,441
2,3	Fannie Mae Pool	3.260%	1/1/33	10,920	10,979
2,3	Fannie Mae Pool	3.270%	7/1/30	40,538	40,863
2,3	Fannie Mae Pool	3.280%	5/1/29	3,497	3,546
2,3	Fannie Mae Pool	3.320%	7/1/30	14,050	14,266
2,3	Fannie Mae Pool	3.330%	4/1/32	10,818	10,779
2,3	Fannie Mae Pool	3.350%	1/1/30–11/1/30	15,123	15,360
2,3	Fannie Mae Pool	3.370%	4/1/28	6,000	6,162
2,3	Fannie Mae Pool	3.380%	4/1/28	6,000	6,167
2,3	Fannie Mae Pool	3.410%	5/1/32–2/1/33	22,025	21,890
2,3	Fannie Mae Pool	3.420%	4/1/31	1,467	1,497
2,3	Fannie Mae Pool	3.430%	6/1/30	1,262	1,293
2,3	Fannie Mae Pool	3.440%	7/1/28	17,583	17,770
2,3	Fannie Mae Pool	3.460%	4/1/28–9/1/29	13,724	14,111
2,3	Fannie Mae Pool	3.490%	7/1/30	9,622	9,891
2,3,4 Fannie Mae Pool		3.500%	5/1/28–5/1/49	539,846	545,059
2,3	Fannie Mae Pool	3.510%	3/1/33	7,125	7,335
2,3	Fannie Mae Pool	3.540%	5/1/28–6/1/30	6,854	7,131
2,3	Fannie Mae Pool	3.550%	2/1/30	8,875	9,173
2,3	Fannie Mae Pool	3.570%	5/1/28–10/1/29	12,538	13,054
2,3	Fannie Mae Pool	3.580%	7/1/30–1/1/31	12,567	12,984
2,3	Fannie Mae Pool	3.590%	9/1/30	50,357	51,893
2,3	Fannie Mae Pool	3.625%	4/1/30–4/1/30	27,406	28,509
2,3	Fannie Mae Pool	3.660%	7/1/30	15,150	15,422
2,3	Fannie Mae Pool	3.725%	4/1/33	9,744	10,094

2,3	Fannie Mae Pool	3.790%	3/1/34	1,928	2,034
2,3	Fannie Mae Pool	3.800%	7/1/30	6,300	6,649
2,3	Fannie Mae Pool	3.830%	6/1/34	3,246	3,405
2,3	Fannie Mae Pool	3.840%	8/1/30	7,600	8,015
2,3	Fannie Mae Pool	3.890%	5/1/30	13,982	14,720
2,3	Fannie Mae Pool	3.910%	8/1/33	11,910	12,380
2,3	Fannie Mae Pool	3.960%	5/1/34	5,985	6,355
2,3	Fannie Mae Pool	4.000%	5/1/46–6/1/46	7,532	7,786
2,3	Fannie Mae Pool	4.060%	3/1/29	3,925	4,161
2,3	Fannie Mae Pool	4.080%	2/1/29	2,870	3,059
2,3	Fannie Mae Pool	4.150%	10/1/28–1/1/31	73,217	78,118
2,3	Fannie Mae Pool	4.180%	11/1/30	29,120	30,898
2,3	Fannie Mae Pool	4.250%	10/1/28	1,213	1,310
2,3	Fannie Mae Pool	4.280%	11/1/28	5,177	5,595
2,3	Fannie Mae Pool	4.380%	10/1/28	9,525	10,362
2,3	Fannie Mae Pool	4.400%	8/1/28	2,150	2,342
2,3	Fannie Mae Pool	4.500%	12/1/40–3/1/44	2,814	2,983
2,3	Fannie Mae Pool	6.000%	7/1/22	2	3
2,3	Fannie Mae Pool	6.500%	2/1/29–5/1/40	2,163	2,322
2,3	Freddie Mac Gold Pool	3.000%	6/1/43–5/1/49	12,377	12,242
2,3	Freddie Mac Gold Pool	3.500%	11/1/47–5/1/49	102,324	103,626
2,3	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	6,863	7,082
2,3	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	63,055	66,392
2,3	Freddie Mac Gold Pool	5.000%	12/1/27–8/1/44	41,580	44,251
2	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	87,502	85,336
2	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	1,043,976	1,044,469
1,2	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	923,948	940,857
2	Ginnie Mae I Pool	3.750%	7/15/42	3,097	3,175
2	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	5,304	5,474
2	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	1,096,829	1,135,698
2	Ginnie Mae I Pool	4.500%	4/15/33–1/15/45	591,950	623,107
2	Ginnie Mae I Pool	5.000%	1/15/30–4/1/49	523,976	552,597
2	Ginnie Mae I Pool	5.500%	9/15/23–7/15/41	374,141	396,971
2	Ginnie Mae I Pool	6.000%	2/15/24–5/1/49	195,023	208,809
2	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	140,540	146,757
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	41,374	46,022
2	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	21	21
1,2	Ginnie Mae I Pool	7.500%	10/15/31	15,759	17,851
2	Ginnie Mae I Pool	8.000%	8/15/31	5,724	6,521
2	Ginnie Mae I Pool	8.500%	9/15/19–6/15/28	561	593
2	Ginnie Mae I Pool	9.000%	5/15/21	1	2
2	Ginnie Mae I Pool	9.500%	8/15/19–8/15/21	62	69
2	Ginnie Mae I Pool	10.000%	7/15/19	—	—
2	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	1,073	932
2	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	872	786
2	Ginnie Mae II Pool	2.500%	11/20/42–5/1/49	421,342	409,369
2	Ginnie Mae II Pool	3.000%	4/20/31–5/1/48	1,953,258	1,950,970
2,5	Ginnie Mae II Pool	3.500%	10/20/40–5/1/49	3,984,101	4,055,231
2,4	Ginnie Mae II Pool	4.000%	4/20/39–5/1/49	4,052,125	4,177,781
2,4	Ginnie Mae II Pool	4.500%	12/20/32–5/1/49	1,419,704	1,480,713
2	Ginnie Mae II Pool	5.000%	10/20/32–5/1/49	471,880	497,724
2	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	29,410	31,394
2	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	37,879	40,766
2	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,049	1,167
2	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	89	100
					19,598,040

Nonconventional Mortgage-Backed Securities (7.1%)
2,3	Fannie Mae Pool	2.352%	8/1/43	10,729	10,644
2,3	Fannie Mae Pool	2.805%	9/1/44	11,183	11,161
2,3	Fannie Mae REMICS	2.000%	9/25/42	11,112	10,618
2,3	Fannie Mae REMICS	2.500%	10/25/42	12,231	12,051
2,3	Fannie Mae REMICS	3.000%	6/25/43–2/25/57	134,978	132,798
2,3	Fannie Mae REMICS	3.500%	7/25/44–12/25/58	120,701	122,579
2,3	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	4,021	4,391
2,3	Freddie Mac Non Gold Pool	2.260%	9/1/43	8,384	8,292
2,3	Freddie Mac Non Gold Pool	2.264%	8/1/43	17,278	17,104
2,3	Freddie Mac Non Gold Pool	2.667%	10/1/44	21,251	21,063
2,3	Freddie Mac Non Gold Pool	2.745%	7/1/44	5,560	5,517
2,3	Freddie Mac Non Gold Pool	2.833%	10/1/44	10,237	10,169
2,3	Freddie Mac Non Gold Pool	2.885%	4/1/44	10,701	11,119
2,3	Freddie Mac Non Gold Pool	2.934%	9/1/44	6,307	6,527
2,3	Freddie Mac Non Gold Pool	3.082%	10/1/44	16,247	16,684
2,3	Freddie Mac REMICS	2.000%	4/15/42	10,714	10,209
2,3	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	98,609	92,142
2,3	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	10,929	12,032
2	Ginnie Mae REMICS	2.000%	7/20/42	53,472	50,813
2	Ginnie Mae REMICS	2.350%	5/17/46	34,625	33,781
2	Ginnie Mae REMICS	2.375%	4/20/44	7,290	7,109
2	Ginnie Mae REMICS	2.500%	12/16/39–11/20/45	69,459	64,428
2	Ginnie Mae REMICS	2.650%	11/17/48	15,972	15,534
2	Ginnie Mae REMICS	3.000%	3/20/40–5/20/47	96,122	92,326
2	Ginnie Mae REMICs	3.000%	4/20/47	13,209	12,279
2	Ginnie Mae REMICS	3.250%	8/20/44	8,304	7,982
2	Ginnie Mae REMICS	3.500%	7/20/43–9/20/44	32,342	32,228
2	Ginnie Mae REMICS	4.500%	6/20/39	3,717	4,006
2	Ginnie Mae REMICS	5.000%	6/16/37	12,942	14,292
2	Ginnie Mae REMICS	5.500%	8/16/36	11,371	12,486
2,6	Ginnie Mae REMICS, 1M USD LIBOR +
	0.200%	2.681%	2/20/37	2,860	2,850
2	Government National Mortgage Assn.	1.750%	10/20/42	6,236	5,840
2	Government National Mortgage Assn.	2.000%	10/20/44	4,224	3,981
2	Government National Mortgage Assn.	2.250%	3/16/45	18,652	17,932
2	Government National Mortgage Assn.	2.500%	5/20/41–1/20/48	187,422	181,712
2	Government National Mortgage Assn.	2.750%	6/16/43	24,155	23,898
2	Government National Mortgage Assn.	3.000%	6/20/39–1/20/48	417,922	415,061
2	Government National Mortgage Assn.	3.250%	2/20/49	2,822	2,800
2	Government National Mortgage Assn.	3.500%	8/16/44–2/20/49	23,712	23,998
2	Government National Mortgage Assn.	3.750%	12/16/39	1,932	2,057
					1,542,493
Total U.S. Government and Agency Obligations (Cost $21,364,073)					21,270,400
Asset-Backed/Commercial Mortgage-Backed Securities (10.8%)
2,3	Fannie Mae-Aces	3.193%	2/25/30	107,935	107,000
2,3	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	77,000	76,413
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $179,801)					183,413
Temporary Cash Investments (9.3%)
Repurchase Agreements (3.3%)
	Bank of America Securities, LLC
	(Dated 4/30/19 Repurchase Value
	$10,701,000, collateralized by
	Government National Mortgage Assn.
	4.500%-5.000%, 12/20/48-4/20/49, with a
	value of $10,914,000)	2.720%	5/1/19	10,700	10,700

Barclays Capital Inc.
(Dated 4/30/19 Repurchase Value
$131,110,000, collateralized by U.S.
Treasury Note/Bond 2.750%, 5/31/23, with
a value of $133,722,000)	2.700%	5/1/19	131,100	131,100
Citigroup Global Markets Inc.
(Dated 4/30/19 Repurchase Value
$18,801,000, collateralized by U.S.
Treasury Bill 0.000%, 6/6/19-1/2/20, with a
value of $19,176,000)	2.720%	5/1/19	18,800	18,800
HSBC Bank USA
(Dated 4/30/19 Repurchase Value
$109,908,000, collateralized by U.S.
Treasury Note/Bond 3.000%, 10/31/25,
with a value of $112,098,000)	2.730%	5/1/19	109,900	109,900
HSBC Bank USA
(Dated 4/30/19 Repurchase Value
$20,402,000, collateralized by Federal
National Mortgage Assn. 4.500%, 11/1/48-
1/1/49, with a value of $20,808,000)	2.750%	5/1/19	20,400	20,400
Natixis SA
(Dated 4/30/19 Repurchase Value
$164,913,000, collateralized by U.S.
Treasury Bill 0.000%, 6/20/19-8/15/19,
U.S. Treasury Note/Bond 0.125%-5.375%,
12/31/20-2/15/45, with a value of
$168,198,000)	2.750%	5/1/19	164,900	164,900
Societe Generale
(Dated 4/30/19 Repurchase Value
$76,806,000, collateralized by U.S.
Treasury Note/Bond 2.250%-5.500%,
4/30/21-5/15/46, with a value of
$78,336,000)	2.750%	5/1/19	76,800	76,800
TD Securities (USA) LLC
(Dated 4/30/19 Repurchase Value
$20,502,000, collateralized by Federal
National Mortgage Assn. 4.000%, 4/1/49,
with a value of $20,910,000)	2.760%	5/1/19	20,500	20,500
Wells Fargo & Co.
(Dated 4/30/19 Repurchase Value
$162,713,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
11/1/48, with a value of $165,954,000)	2.770%	5/1/19	162,700	162,700
				715,800

U.S. Government and Agency Obligations (1.0%)
United States Treasury Bill	2.409%	5/7/19	225,000	224,910

			Shares
Money Market Fund (5.0%)
7 Vanguard Market Liquidity Fund	2.545%		10,883,005	1,088,409
Total Temporary Cash Investments (Cost $2,029,117)				2,029,119
Total Investments (107.7%) (Cost $23,572,991)				23,482,932
Other Assets and Liabilities-Net (-7.7%)				(1,685,800)
Net Assets (100%)				21,797,132

1 Securities with a value of $22,239,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
5 Securities with a value of $52,548,000 have been segregated as initial margin for open centrally cleared swap contracts.
6 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	6,229	720,325	2,510
10-Year U.S. Treasury Note	June 2019	2,526	312,395	1,370
Ultra 10-Year U.S. Treasury Note	June 2019	314	41,379	650
				4,530

Short Futures Contracts
2-Year U.S. Treasury Note	June 2019	(96)	(20,449)	9
Ultra Long U.S. Treasury Bond	June 2019	(766)	(125,839)	1,698
				1,707
				6,237

Centrally Cleared Interest Rate Swaps

GNMA Fund

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[1]	(Paid)	Value	(Depreciation)
Termination Date	Date	($000)	(%)	2 (%)	($000)	($000)

4/30/25	N/A	521,800	(3.000)	2.583	(19,082)	(19,078)

5/4/26	5/2/19[3]	89,250	(2.385)	0.000	18	18

3/15/28	N/A	130,575	(2.893)	2.611	(4,640)	(4,640)

3/21/28	N/A	645,074	(2.250)	2.613	10,485	2,010

						(21,690)

1 Fixed interest payment received/paid semi-annually.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
Floating interest payment received/paid quarterly.
3 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its

GNMA Fund

counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2019, counterparties had deposited in segregated accounts cash with a value of $1,903,000 and securities with a value of $4,311,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain

GNMA Fund

the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any

GNMA Fund

swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	21,270,400	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	183,413	—
Temporary Cash Investments	1,088,409	940,710	—
Futures Contracts—Assets[1]	1,641	—	—
Futures Contracts—Liabilities[1]	(536)	—	—

GNMA Fund

Swap Contracts—Assets[1]	18	—	—
Swap Contracts—Liabilities[1]	(2,679)	—	—
Total	1,086,853	22,394,523	—
1 Represents variation margin on the last day of the reporting period.